Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 4,387,569	$ 7,925,428	$ 11,513,886
Cost of revenue		(4,212,332)	(7,384,144)	(10,603,368)
Gross profit		175,237	541,284	910,518
Operating expenses
Selling and marketing		(38,863)	(33,445)	(58,309)
General and administrative		(658,888)	(626,536)	(387,478)
Total operating expenses		(697,751)	(659,981)	(445,787)
(Loss) income from operations		(522,514)	(118,697)	464,731
Other income (expense)
Interest expense		(117,354)	(144,234)	(170,338)
Interest income		24,245	1,442	254
Other (expense) income, net		(1,667)	3	209
Total other expense, net		(94,776)	(142,789)	(169,875)
(Loss) income before income taxes		(617,290)	(261,486)	294,856
Income tax benefits (provision for income taxes)		54,143	43,363	(23,278)
Net (loss) income		(563,147)	(218,123)	271,578
Foreign currency translation adjustments		(23,643)	(498)	3,619
Total comprehensive (loss) income		$ (586,790)	$ (218,621)	$ 275,197
(Loss) earnings per share*
Ordinary shares – basic (in Dollars per share)	[1]	$ (0.024)	$ (0.0109)	$ 0.0136
Ordinary shares diluted (in Dollars per share)	[1]	$ (0.024)	$ (0.0109)	$ 0.0136
Weighted average shares outstanding used in calculating basic and diluted (loss) earnings per share*
Ordinary shares – basic (in Shares)	[1]	23,509,923	20,000,000	20,000,000
Ordinary shares – diluted (in Shares)	[1]	23,509,923	20,000,000	20,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.